Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Investments Debt And Equity Securities [Abstract]
Short-term investments	¥ 217,640	$ 31,262	¥ 1,028,564